CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Other Comprehensive Income / (Loss) [Member]	Accumulated Deficit [Member]
Balance as at Dec. 31, 2014	$ 256,443	$ 0		$ 372,928	$ (68)	$ (116,417)
Balance of shares as at Dec. 31, 2014		1,509
Net income / (loss)	(17,531)					(17,531)
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), value	928			928
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), shares		10
Issuance of Series C preferred stock, value (Note 4)	0
Actuarial gain/ (loss)	73				73
Dividends declared and paid	(739)					(739)
Balance as at Dec. 31, 2015	239,174			373,856	5	(134,687)
Balance of shares as at Dec. 31, 2015		1,519
Net income / (loss)	(149,014)					(149,014)
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), value	1,119			1,119
Issuance of restricted stock, and compensation cost on restricted stock (Note 8), shares		14
Issuance of Series C preferred stock, value (Note 4)	0
Actuarial gain/ (loss)	(25)				(25)
Dividends declared and paid	(374)					(374)
Balance as at Dec. 31, 2016	90,880	$ 0		374,975	(20)	(284,075)
Balance of shares as at Dec. 31, 2016		1,533
Net income / (loss)	3,819					3,819
Issuance of Series B preferred stock, net of expenses, value	31,989			31,989
Issuance of Series B preferred stock, net of expenses, shares			32,500
Conversion of Series B preferred stock to common stock, value (Note 8)		$ 40
Conversion of Series B preferred stock to common stock, shares (Note 8)		4,049,733
Conversion of Series B preferred stock to common stock, shares (Note 8)			(32,211)
Conversion of Series B preferred stock to common stock, value (Note 8)				(40)
Issuance of Series C preferred stock, shares (Note 4)			100
Issuance of Series C preferred stock, value (Note 4)	3,000			3,000
Compensation cost on restricted stock (Note 8)	1,058			1,058
Actuarial gain/ (loss)	26				26
Dividends declared and paid	0
Balance as at Dec. 31, 2017	$ 130,772	$ 40		$ 410,982	$ 6	$ (280,256)
Balance of shares as at Dec. 31, 2017		4,051,266	389